Note 8 - Related Party Transactions (Details Textual)	9 Months Ended
Dec. 31, 2024 shares
Denison Mines Corp. [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)	1,369,810